Shareholder Fees	Oct. 20, 2026 USD ($)
xETFs Samsung Group ETF | xETFs Samsung Group ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
xETFs Hyundai Group ETF | xETFs Hyundai Group ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0